Investment Portfolioas of May 31, 2026 (Unaudited)
DWS Multi-Asset Conservative Allocation Fund
	Shares	Value ($)

Equity — Equity Funds 19.0%
DWS Core Equity Fund "Institutional" (a)	7,301	295,028
DWS Emerging Markets Equity Fund "Institutional" (a)	53,469	1,586,441
DWS Equity 500 Index Fund "Institutional" (a)	40,663	7,399,080
DWS RREEF Global Infrastructure Fund "Institutional" (a)	17,475	291,133
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)	14,737	119,071
DWS RREEF Real Estate Securities Fund "Institutional" (a)	20,380	481,995
DWS Small Cap Core Fund "S" (a)	13,581	792,834
Total Equity — Equity Funds (Cost $8,171,027)		10,965,582

Equity — Exchange-Traded Funds 8.2%
iShares Core MSCI Europe ETF	19,412	1,474,147
iShares MSCI Japan ETF	3,255	302,585
iShares MSCI Pacific ex Japan ETF	6,141	340,457
iShares Russell 2000 ETF	1,379	400,503
Vanguard S&P 500 ETF	2,605	1,811,752
Xtrackers RREEF Global Natural Resources ETF (b)	11,773	396,438
Total Equity — Exchange-Traded Funds (Cost $3,821,432)		4,725,882

Fixed Income — Bond Funds 11.1%
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	101,494	708,424
DWS High Income Fund "Institutional" (a)	1,287,917	5,744,112
Total Fixed Income — Bond Funds (Cost $6,063,122)		6,452,536

Fixed Income — Exchange-Traded Funds 58.3%
iShares GNMA Bond ETF	207,460	9,186,329
iShares iBoxx $ Investment Grade Corporate Bond ETF	74,754	8,175,097
iShares JPMorgan USD Emerging Markets Bond ETF	45,127	4,351,597
iShares U.S. Treasury Bond ETF	252,271	5,745,472
VanEck JPMorgan EM Local Currency Bond ETF	36,724	940,869
Vanguard Intermediate-Term Corporate Bond ETF	24,726	2,048,549
Vanguard Total International Bond ETF	66,908	3,233,664
Total Fixed Income — Exchange-Traded Funds (Cost $33,356,643)		33,681,577

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.5%
U.S. Treasury Obligations
U.S. Treasury Bills, 3.519% (c), 8/6/2026 (d) (Cost $257,031)	258,700	256,983

	Shares	Value ($)

Fixed Income — Money Market Funds 3.0%
DWS Central Cash Management Government Fund, 3.62% (a) (e) (Cost $1,755,129)	1,755,129	1,755,129

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $53,424,384)	100.1	57,837,689
Other Assets and Liabilities, Net	(0.1)	(63,261)
Net Assets	100.0	57,774,428
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended May 31, 2026 are as follows:
Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2026	Value ($) at 5/31/2026
Equity — Equity Funds 19.0%
DWS Core Equity Fund "Institutional" (a)
—	650,000	385,000	11,994	18,034	—	—	7,301	295,028
DWS Emerging Markets Equity Fund "Institutional" (a)
1,066,149	1,200,654	1,095,000	122,458	292,180	25,654	—	53,469	1,586,441
DWS Equity 500 Index Fund "Institutional" (a)
12,832,386	1,313,921	6,935,000	796,487	(608,714)	97,060	1,216,861	40,663	7,399,080
DWS RREEF Global Infrastructure Fund "Institutional" (a)
765,895	407,067	878,000	39,187	(43,016)	8,728	48,339	17,475	291,133
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)
1,246,208	—	1,158,000	94,109	(63,246)	—	—	14,737	119,071
DWS RREEF Real Estate Securities Fund "Institutional" (a)
121,790	718,266	400,000	2,702	39,237	8,266	—	20,380	481,995
DWS Small Cap Core Fund "S" (a)
1,204,553	10,528	465,000	113,452	(70,699)	1,407	9,121	13,581	792,834
Equity —Exchange-Traded Funds 0.7%
Xtrackers RREEF Global Natural Resources ETF (b)
316,567	—	—	—	79,871	6,814	—	11,773	396,438
Fixed Income — Bond Funds 11.1%
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
658,794	623,560	695,000	4,493	116,577	43,561	—	101,494	708,424
DWS High Income Fund "Institutional" (a)
5,203,541	865,794	300,000	665	(25,888)	285,794	—	1,287,917	5,744,112
Fixed Income — Money Market Funds 3.0%
DWS Central Cash Management Government Fund, 3.62% (a) (e)
152,150	12,652,877	11,049,898	—	—	22,611	—	1,755,129	1,755,129
23,568,033	18,442,667	23,360,898	1,185,547	(265,664)	499,895	1,274,321	3,323,919	19,569,685

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Affiliated fund managed by DBX Advisors LLC.
(c)	Annualized yield at time of purchase; not a coupon rate.
(d)	At May 31, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	The rate shown is the annualized seven-day yield at period end.

EM: Emerging Markets
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's

At May 31, 2026, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
2 Year U.S. Treasury Note	USD	9/30/2026	6	1,238,535	1,239,375	840
3 Year U.S. Treasury Note	USD	9/30/2026	14	2,934,551	2,938,578	4,027
5 Year U.S. Treasury Note	USD	9/30/2026	2	214,130	214,422	292
E-Mini NASDAQ 100 Index	USD	6/18/2026	2	1,109,931	1,216,210	106,279
Japanese Yen	USD	6/15/2026	11	882,344	864,463	(17,881)
U.S.Treasury Long Bond	USD	9/21/2026	7	783,006	785,531	2,525
Ultra Long U.S. Treasury Bond	USD	9/21/2026	6	684,954	686,438	1,484
Total net unrealized appreciation						97,566
At May 31, 2026, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	9/21/2026	24	2,629,816	2,635,875	(6,059)
Ultra 10 Year U.S. Treasury Note	USD	9/21/2026	14	1,564,380	1,569,094	(4,714)
Total unrealized depreciation						(10,773)
Currency Abbreviation(s)

USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$10,965,582	$—	$—	$10,965,582
Equity — Exchange-Traded Funds	4,725,882	—	—	4,725,882
Fixed Income — Bond Funds	6,452,536	—	—	6,452,536
Fixed Income — Exchange-Traded Funds	33,681,577	—	—	33,681,577
Government & Agency Obligations	—	256,983	—	256,983
Fixed Income — Money Market Funds	1,755,129	—	—	1,755,129
Derivatives (a)
Futures Contracts	115,447	—	—	115,447
Total	$57,696,153	$256,983	$—	$57,953,136

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (a)
Futures Contracts	$(28,654)	$—	$—	$(28,654)
Total	$(28,654)	$—	$—	$(28,654)

(a)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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